Deferred Revenues (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 1,337,954	$ 1,186,573
Security subscriptions
Deferred Revenue Arrangement [Line Items]
Deferred revenue	554,215	476,261
Software updates and maintenance
Deferred Revenue Arrangement [Line Items]
Deferred revenue	765,899	702,786
Other
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 17,840	$ 7,526